Commitments and Contingencies (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Long term investment	¥ 18,800
Outstanding capital commitments	¥ 26